SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Depreciation of property and equipment	$ 23,774	$ 17,542
Total deferred tax liabilities	$ 23,774	$ 17,542